Directors' and Supervisors' Emoluments - Remuneration of Every Director and Supervisor (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	¥ 12,353	¥ 10,746	¥ 13,803
Employer's contribution to a retirement benefit scheme	1,854	1,458	1,785
Total	14,207	12,204	15,588
Wang Chang Shun [member]
Disclosure of transactions between related parties [line items]
Directors' fees		0	0
Salaries, wages and welfare		0	0
Housing allowance		0	0
Employer's contribution to a retirement benefit scheme		0	0
Total		0	0
Ma Xu Lun [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	0	0	0
Han Wen Sheng [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	0	0	0
Pan Fu [member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			0
Li Jia Shi [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	0	0	0
Ren Ji Dong [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0
Salaries, wages and welfare	667
Housing allowance	0
Employer's contribution to a retirement benefit scheme	131
Total	798
Liu Chang Le [member]
Disclosure of transactions between related parties [line items]
Directors' fees	133
Salaries, wages and welfare	0
Housing allowance	0
Employer's contribution to a retirement benefit scheme	0
Total	133
Tan Jin Song [member]
Disclosure of transactions between related parties [line items]
Directors' fees	50	150	150
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	50	150	150
Guo Wei [member]
Disclosure of transactions between related parties [line items]
Directors' fees	133
Salaries, wages and welfare	0
Housing allowance	0
Employer's contribution to a retirement benefit scheme	0
Total	133
Jiao Shu Ge [member]
Disclosure of transactions between related parties [line items]
Directors' fees	50	150	150
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	50	150	150
Mao Juan [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	478	706	712
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	134	126	129
Total	612	832	841
Zheng Fan [member]
Disclosure of transactions between related parties [line items]
Directors' fees	20	60	60
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	20	60	60
Gu Hui Zhong [member]
Disclosure of transactions between related parties [line items]
Directors' fees	153	60	60
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	153	60	60
Lin Xiao Chun [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	655	633	367
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	147	125	90
Total	802	¥ 758	457
Zhang Zi Fang [member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			¥ 0
Yan Yan
Disclosure of transactions between related parties [line items]
Directors' fees	133
Salaries, wages and welfare	0
Housing allowance	0
Employer's contribution to a retirement benefit scheme	0
Total	133
Yang Bin
Disclosure of transactions between related parties [line items]
Directors' fees	0
Salaries, wages and welfare	294
Housing allowance	0
Employer's contribution to a retirement benefit scheme	25
Total	¥ 319